Goldman Sachs Dynamic Global Equity Fund Investment Strategy - A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Dynamic Global Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of global equity asset classes. Such investments may include underlying funds (including exchange-traded funds (“ETFs”)) (“Underlying Funds”), futures, forwards, options and other instruments with similar economic exposures. The Fund may invest in Underlying Funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter. The Fund uses derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include: (i) futures contracts, including futures based on equity indices; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies, and options on futures contracts; (iii) currency forwards and non-deliverable forwards; (iv) swaps, including equity, currency, interest rate, total return, and credit default swaps; and (v) interest rate derivatives (for hedging or when risk assets decline in value) to gain exposure to securities in the global asset classes. Given the dynamic nature of the Investment Adviser’s process and the underlying exposures within the Fund, the Fund’s overall exposure to derivative instruments will vary over time. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund intends to have investments economically tied to at least three countries, including the United States, and may invest in the securities of issuers economically tied to emerging market countries. The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small-cap issuers. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of its Net Assets. The Investment Adviser expects that the Fund may invest a relatively significant percentage of its assets in the Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs MarketBeta® Emerging Markets Equity ETF, Goldman Sachs MarketBeta® International Equity ETF, and Goldman Sachs MarketBeta® U.S. Equity ETF, and the Goldman Sachs Large Cap Growth Insights, Goldman Sachs Large Cap Value Insights, Goldman Sachs International Equity Insights, Goldman Sachs Small Cap Equity Insights, Goldman Sachs International Small Cap Insights, Goldman Sachs Emerging Markets Equity Insights, Goldman Sachs Global Infrastructure, and Goldman Sachs Financial Square Government Funds. The Investment Adviser generally expects to identify investments using a dynamic management approach. This approach considers global equity and downside risks. The Investment Adviser will consider these risks in terms of the desired market exposure for a given global equity asset class. The Investment Adviser measures the Fund's performance against the MSCI All Country World Index (ACWI) (Net, USD, Unhedged) (the “MSCI® ACWI Index”). THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.